RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Detail Textual 1) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Tanker Banks	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of fleet	$ 1,294.0	$ 1,344.0
Market value of fleet (excluding undelivered newbuildings)	$ 1,260.0	$ 1,260.0
Number of vessels on order for delivery in 2018-2019 | Tanker	10
Threshold percentage of total voyage costs as cost of fuel oil consumed by vessels	55.00%	50.00%	57.00%
Percentage of bunker consumption hedged	3.30%	0.90%	0.20%
Percentage of bunker requirements for hedging instruments	2.10%	1.60%	0.70%
Number of banks having loan portfolio | Banks	9
Aggregate insured value of hull and machinery and interest for TORM's owned vessels	$ 1,400.0	$ 1,600.0	$ 2,000.0
Percentage of frieght revenues	8.20%	12.60%	12.60%
Average percentage of demurrage	97.00%	96.80%	96.00%
Percentage of total freight revenues as demurrage	16.80%	15.00%	17.70%
Percentage of forward freight agreements (FFAs) and fuel swaps	65.00%	93.00%	100.00%
Percentage of administrative expenses denominated in currencies other than USD	98.00%	99.00%	98.00%
Percentage of operating expenses denominated in currencies other than USD	25.00%	27.00%	26.00%
Percentage of administrative and operating expenses denominated in currencies in DKK and EUR	62.00%	74.00%	55.00%
Percentage of exposure to interest rate risk	63.00%	68.00%	65.00%
Floating rate loans description of variable rate basis	3 or 6 months Libor
Increased interest-bearing debt	$ 719.1	$ 671.6	$ 767.2
Liquidity reserve in cash	134.0
Undrawn credit facilities	271.0	190.0	75.0
Revolving Credit Facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn credit facilities	75.0
Interest bearing debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in interest-bearing debt	47.0	(95.0)	639.0
Increased interest-bearing debt	$ 719.0	$ 672.0	$ 767.0
Handysize Tanker
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of tanker sold | Tanker	3
MR Tanker
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of tanker sold | Tanker	1
Number of tanker purchased | Tanker	2
Number of additional tanker purchased | Tanker	3
LR1 Tanker
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of additional tanker purchased | Tanker	1